Debt - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended
	Feb. 28, 2014	Mar. 31, 2014
2014 Private Placements [Member]
Debt Instrument [Line Items]
Debt, interest rate		15.00%
Debt, Accrued interest		$ 342,187
Promissory Notes | FIN Electronic Cigarette
Debt Instrument [Line Items]
Debt, interest rate	10.00%	10.00%
Debt, Accrued interest		125,000
Debt, maturity date		May 29, 2014
Contingently issuable shares		500,000
Promissory Notes | FIN Electronic Cigarette | Common stock issuable per day
Debt Instrument [Line Items]
Contingently issuable shares		12,500
Notes Payable | FIN Electronic Cigarette
Debt Instrument [Line Items]
letter of credit, expiry date		Dec. 31, 2015
revolving credit and/or letter of credit commitment, maximum		$ 20,000,000
Letter of credit, variable interest rate	3.00%	3.23%